UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Target Index Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Target Index Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number,
including
area code: (800) 648-5300
Date of fiscal year end: March 31
Date of reporting period: September 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
September 30, 2025

Schwab Target 2010 Index Fund

Ticker Symbol: SWYAX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016) 1,2	8.19%	7.46%	5.15%	5.61%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2010 Passive Composite Index	8.25%	7.55%	5.21%	5.69%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2010 Index Fund | Semiannual Report
1
REG125681-01  00318546

Statistics

Net Assets (thousands)	$55,987
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	12%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2010 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s
prospectus
, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf
of the funds is available
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by
visiting
the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2010 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2015 Index Fund

Ticker Symbol:
SWYBX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016) 1,2	8.88%	7.95%	5.60%	5.92%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2015 Passive Composite Index	8.93%	8.08%	5.68%	6.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2015 Index Fund | Semiannual Report
1
REG125682-01  00318547

Statistics

Net Assets (thousands)	$84,754
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2015 Index
Fund
| Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at www.
schwabassetmanagement
.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2015 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2020 Index Fund

Ticker Symbol: SWYLX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016) 1,2	9.33%	8.42%	5.94%	6.42%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2020 Passive Composite Index	9.40%	8.44%	6.00%	6.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results
less than
one
year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2020 Index Fund | Semiannual Report
1
REG125683-01  00318548

Statistics

Net Assets (thousands)	$287,268
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2020 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2020 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2025 Index Fund

Ticker Symbol:
SWYDX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016) 1,2	9.66%	8.67%	6.96%	7.33%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2025 Passive Composite Index	9.71%	8.72%	7.05%	7.41%

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2025 Index Fund | Semiannual Report
1
REG125684-01  00318549

Statistics

Net Assets (thousands)	$633,513
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	8%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2025 Index Fund |
Semiannual
Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2025 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2030 Index Fund

Ticker Symbol: SWYEX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser
to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016) 1,2	11.91%	10.47%	8.56%	8.45%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2030 Passive Composite Index	12.10%	10.55%	8.66%	8.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2030 Index Fund | Semiannual Report
1
REG125685-01  00318550

Statistics

Net Assets (millions)	$1,535
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have
changed
since the report date.
2
Schwab Target 2030 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2030 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2035 Index Fund

Ticker Symbol: SWYFX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016) 1,2	13.64%	11.78%	9.77%	9.26%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2035 Passive Composite Index	13.85%	11.87%	9.86%	9.34%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2035 Index Fund | Semiannual Report
1
REG125686-01  00318551

Statistics

Net Assets (millions)	$1,272
Number of Holdings	9
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since
the
report date.
2
Schwab Target 2035 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2035 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2040 Index Fund

Ticker Symbol: SWYGX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2040 Index Fund (08/25/2016) 1,2	15.01%	12.90%	10.75%	9.93%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2040 Passive Composite Index	15.22%	12.89%	10.84%	10.01%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2040 Index Fund | Semiannual Report
1
REG125687-01  00318552

Statistics

Net Assets (millions)	$1,435
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2040 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2040 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2045 Index Fund

Ticker Symbol: SWYHX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016) 1,2	16.17%	13.80%	11.60%	10.46%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2045 Passive Composite Index	16.37%	13.75%	11.69%	10.54%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2045 Index Fund | Semiannual Report
1
REG125688-01  00318553

Statistics

Net Assets (thousands)	$951,416
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2045 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2045 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2050 Index Fund

Ticker Symbol: SWYMX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016) 1,2	16.94%	14.42%	12.12%	10.77%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2050 Passive Composite Index	17.23%	14.36%	12.21%	10.87%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2050 Index Fund | Semiannual Report
1
REG125689-01  00318554

Statistics

Net Assets (millions)	$1,298
Number of Holdings	7
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since
the
report date.
2
Schwab Target 2050 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2050 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2055 Index Fund

Ticker Symbol: SWYJX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016) 1,2	17.39%	14.70%	12.43%	10.99%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2055 Passive Composite Index	17.71%	14.70%	12.53%	11.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2055 Index Fund | Semiannual Report
1
REG125690-01  00318555

Statistics

Net Assets (thousands)	$875,090
Number of Holdings	7
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
since
the report date.
1
Less than 0.05%.
2
Schwab Target 2055 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2055 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2060 Index Fund

Ticker Symbol: SWYNX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.03% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016) 1,2	17.72%	14.99%	12.72%	11.13%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	15.69%	14.46%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	-0.45%	1.46%
Target 2060 Passive Composite Index	18.04%	14.94%	12.81%	11.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.
Schwab Target 2060 Index Fund | Semiannual Report
1
REG125691-01  00318556

Statistics

Net Assets (millions)	$1,010
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	4%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
since
the report date.
2
Schwab Target 2060 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2060 Index Fund | Semiannual Report
3

Semiannual Report |
September 30, 2025

Schwab Target 2065 Index Fund

Ticker Symbol: SWYOX

This
semiannual shareholder report
contains important information about the fund for the period of April 1, 2025, to September 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED September 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.02% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021) 1	18.12%	15.21%	9.93%
Dow Jones U.S. Total Stock Market Index SM	20.22%	17.46%	12.95%
Bloomberg US Aggregate Bond Index	3.26%	2.88%	0.02%
Target 2065 Passive Composite Index	18.37%	15.17%	9.88%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2065 Index Fund | Semiannual Report
1
REG125692-01  00318557

Statistics

Net Assets (thousands)	$304,220
Number of Holdings	6
Portfolio Turnover Rate (not annualized)	4%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
2
Schwab Target 2065 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2065 Index Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | September 30, 2025
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund
Schwab Target 2065 Index Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$12.46	$12.22	$11.45	$12.37	$12.49	$10.70
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.39	0.34	0.28	0.25	0.22
Net realized and unrealized gains (losses)	0.82	0.31	0.77	(0.90)	(0.04)	1.82
Total from investment operations	1.02	0.70	1.11	(0.62)	0.21	2.04
Less distributions:
Distributions from net investment income	—	(0.40)	(0.34)	(0.27)	(0.25)	(0.21)
Distributions from net realized gains	—	(0.06)	—	(0.03)	(0.08)	(0.04)
Total distributions	—	(0.46)	(0.34)	(0.30)	(0.33)	(0.25)
Net asset value at end of period	$13.48	$12.46	$12.22	$11.45	$12.37	$12.49
Total return	8.19%[2]	5.83%	9.77%	(4.96%)	1.55%	19.04%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.03%	0.03%	0.04%[5]	0.03%	0.03%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	3.11%[4]	3.13%	2.95%	2.49%	1.90%	1.83%
Portfolio turnover rate	12%[2]	26%	28%	15%	27%	21%
Net assets, end of period (x 1,000)	$55,987	$51,951	$45,456	$44,032	$55,048	$55,137

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 25.0%
Large-Cap 23.7%
Schwab U.S. Large-Cap ETF	$12,274,537	$1,315,203	($2,577,669 )	$317,831	$1,946,195	$13,276,097	504,028	$75,885
Small-Cap 1.3%
Schwab U.S. Small-Cap ETF	691,349	47,357	(113,491)	7,209	119,816	752,240	26,962	4,842
						14,028,337

International Stocks 7.4%
Developed Markets 7.4%
Schwab International Equity ETF	3,795,564	423,054	(730,008)	60,479	582,296	4,131,385	177,465	26,068

Real Estate 2.4%
U.S. REITs 2.4%
Schwab U.S. REIT ETF	1,248,828	258,074	(151,931)	92	5,314	1,360,377	63,068	19,239

Fixed Income 62.5%
Inflation-Protected Bond 6.6%
Schwab U.S. TIPS ETF	3,390,211	522,572	(238,663)	(8,133)	17,755	3,683,742	136,688	80,864
Intermediate-Term Bond 48.9%
Schwab U.S. Aggregate Bond ETF	25,207,089	4,179,857	(2,384,068)	(242,054)	596,418	27,357,242	1,165,626	530,081
Treasury Bond 7.0%
Schwab Short-Term U.S. Treasury ETF	3,643,138	576,122	(274,406)	(6,130)	15,223	3,953,947	162,047	77,568
						34,994,931

Money Market Funds 2.3%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	1,237,435	26,122	—	—	—	1,263,557	1,263,557	26,219
Total Affiliated Underlying Funds (Cost $45,581,292)	$51,488,151	$7,348,361	($6,470,236 )	$129,294	$3,283,017	$55,778,587		$840,766
Total Investments in Securities (Cost $45,581,292)						$55,778,587

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $45,581,292)		$55,778,587
Cash		532,115
Receivables:
Investments sold		587,936
Fund shares sold		2,990
Dividends	+	2,239
Total assets		56,903,867

Liabilities
Payables:
Fund shares redeemed		914,507
Investment adviser fees	+	2,478
Total liabilities		916,985
Net assets		$55,986,882

Net Assets by Source
Capital received from investors		$46,792,226
Total distributable earnings	+	9,194,656
Net assets		$55,986,882

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$55,986,882		4,152,471		$13.48

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$840,766
Other Interest	+	4,313
Total investment income		845,079

Expenses
Investment adviser fees		21,509
Total expenses		21,509
Expense reduction	–	13,277
Net expenses	–	8,232
Net investment income		836,847

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		129,294
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	3,283,017
Net realized and unrealized gains		3,412,311
Increase in net assets resulting from operations		$4,249,158
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$836,847	$1,538,014
Net realized gains (losses)		129,294	(408,764)
Net change in unrealized appreciation (depreciation)	+	3,283,017	1,583,008
Increase in net assets resulting from operations		$4,249,158	$2,712,258

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($1,849,623 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		537,602	$7,004,270	1,333,182	$16,876,705
Shares reinvested		—	—	133,021	1,640,151
Shares redeemed	+	(554,355)	(7,217,537)	(1,017,293)	(12,884,591)
Net transactions in fund shares		(16,753)	($213,267 )	448,910	$5,632,265

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,169,224	$51,950,991	3,720,314	$45,456,091
Total increase (decrease)	+	(16,753)	4,035,891	448,910	6,494,900
End of period		4,152,471	$55,986,882	4,169,224	$51,950,991
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$12.73	$12.46	$11.54	$12.48	$12.58	$10.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.39	0.34	0.28	0.25	0.22
Net realized and unrealized gains (losses)	0.93	0.34	0.87	(0.94)	0.01 [2]	1.97
Total from investment operations	1.13	0.73	1.21	(0.66)	0.26	2.19
Less distributions:
Distributions from net investment income	—	(0.41)	(0.29)	(0.26)	(0.25)	(0.22)
Distributions from net realized gains	—	(0.05)	—	(0.02)	(0.11)	(0.07)
Total distributions	—	(0.46)	(0.29)	(0.28)	(0.36)	(0.29)
Net asset value at end of period	$13.86	$12.73	$12.46	$11.54	$12.48	$12.58
Total return	8.88%[3]	5.91%	10.54%	(5.13%)	1.92%	20.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.03%[5]	0.03%	0.03%	0.04%[6]	0.03%	0.04%
Total expenses[4]	0.08%[5]	0.08%	0.08%	0.08%[6]	0.08%	0.08%
Net investment income (loss)	2.99%[5]	3.05%	2.86%	2.48%	1.91%	1.85%
Portfolio turnover rate	7%[3]	24%	22%	18%	23%	30%
Net assets, end of period (x 1,000)	$84,754	$80,392	$73,599	$57,305	$75,362	$73,384

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.05% and 0.04%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 27.8%
Large-Cap 26.2%
Schwab U.S. Large-Cap ETF	$21,121,794	$462,990	($3,232,757 )	$369,203	$3,482,784	$22,204,014	842,977	$127,395
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,251,209	30,808	(176,029)	4,022	227,209	1,337,219	47,929	8,542
						23,541,233

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Equity ETF	6,897,959	337,597	(1,091,900)	115,041	1,045,659	7,304,356	313,761	46,243

Real Estate 2.8%
U.S. REITs 2.8%
Schwab U.S. REIT ETF	2,197,010	202,800	(84,060)	918	8,988	2,325,656	107,819	32,991

Fixed Income 58.2%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,892,931	318,086	(70,538)	(1,652)	15,603	5,154,430	191,259	115,637
Intermediate-Term Bond 45.6%
Schwab U.S. Aggregate Bond ETF	36,684,537	3,563,887	(2,071,323)	(196,114)	715,175	38,696,162	1,648,750	764,721
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	5,222,585	460,152	(192,114)	(3,815)	17,393	5,504,201	225,582	110,310
						49,354,793

Money Market Funds 1.9%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	1,561,708	32,967	—	—	—	1,594,675	1,594,675	33,090
Total Affiliated Underlying Funds (Cost $66,587,197)	$79,829,733	$5,409,287	($6,918,721 )	$287,603	$5,512,811	$84,120,713		$1,238,929
Total Investments in Securities (Cost $66,587,197)						$84,120,713

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $66,587,197)		$84,120,713
Cash		636,245
Receivables:
Investments sold		174,558
Fund shares sold		55,414
Dividends	+	2,827
Total assets		84,989,757

Liabilities
Payables:
Investments bought		211,911
Fund shares redeemed		21,085
Investment adviser fees	+	2,646
Total liabilities		235,642
Net assets		$84,754,115

Net Assets by Source
Capital received from investors		$67,923,012
Total distributable earnings	+	16,831,103
Net assets		$84,754,115

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$84,754,115		6,113,385		$13.86

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,238,929
Other Interest	+	5,548
Total investment income		1,244,477

Expenses
Investment adviser fees		32,968
Total expenses		32,968
Expense reduction	–	20,321
Net expenses	–	12,647
Net investment income		1,231,830

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		287,603
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	5,512,811
Net realized and unrealized gains		5,800,414
Increase in net assets resulting from operations		$7,032,244
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$1,231,830	$2,344,988
Net realized gains (losses)		287,603	(322,707)
Net change in unrealized appreciation (depreciation)	+	5,512,811	2,263,233
Increase in net assets resulting from operations		$7,032,244	$4,285,514

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($2,728,595 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		313,514	$4,144,473	1,621,242	$20,847,319
Shares reinvested		—	—	205,345	2,591,456
Shares redeemed	+	(514,437)	(6,814,474)	(1,416,897)	(18,203,277)
Net transactions in fund shares		(200,923)	($2,670,001 )	409,690	$5,235,498

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,314,308	$80,391,872	5,904,618	$73,599,455
Total increase (decrease)	+	(200,923)	4,362,243	409,690	6,792,417
End of period		6,113,385	$84,754,115	6,314,308	$80,391,872
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$13.18	$13.04	$12.04	$13.01	$13.05	$10.93
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.40	0.35	0.29	0.26	0.23
Net realized and unrealized gains (losses)	1.03	0.37	0.98	(0.98)	0.03	2.12
Total from investment operations	1.23	0.77	1.33	(0.69)	0.29	2.35
Less distributions:
Distributions from net investment income	—	(0.45)	(0.33)	(0.25)	(0.26)	(0.21)
Distributions from net realized gains	—	(0.18)	—	(0.03)	(0.07)	(0.02)
Total distributions	—	(0.63)	(0.33)	(0.28)	(0.33)	(0.23)
Net asset value at end of period	$14.41	$13.18	$13.04	$12.04	$13.01	$13.05
Total return	9.33%[2]	5.94%	11.14%	(5.17%)	2.13%	21.51%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.04%	0.03%	0.04%[5]	0.03%	0.03%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	2.91%[4]	2.99%	2.84%	2.45%	1.92%	1.86%
Portfolio turnover rate	7%[2]	16%	21%	18%	18%	13%
Net assets, end of period (x 1,000)	$287,268	$271,603	$276,326	$249,838	$286,650	$277,678

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.04%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 29.6%
Large-Cap 27.9%
Schwab U.S. Large-Cap ETF	$75,875,226	$3,032,593	($12,534,279 )	$2,168,305	$11,558,332	$80,100,177	3,041,009	$458,190
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,643,076	114,918	(684,473)	42,796	809,958	4,926,275	176,569	31,887
						85,026,452

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	26,025,238	1,033,117	(3,781,745)	704,739	3,667,096	27,648,445	1,187,648	173,340

Real Estate 2.9%
U.S. REITs 2.9%
Schwab U.S. REIT ETF	7,997,289	814,753	(445,783)	3,205	33,173	8,402,637	389,552	118,586

Fixed Income 55.7%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	15,720,647	1,464,694	(552,318)	(35,801)	75,153	16,672,375	618,641	370,599
Intermediate-Term Bond 43.8%
Schwab U.S. Aggregate Bond ETF	118,684,694	10,878,361	(5,496,053)	(799,005)	2,456,310	125,724,307	5,356,809	2,466,735
Treasury Bond 6.1%
Schwab Short-Term U.S. Treasury ETF	16,622,735	1,647,845	(662,755)	(18,768)	61,269	17,650,326	723,374	349,996
						160,047,008

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	4,854,353	102,473	—	—	—	4,956,826	4,956,826	102,855
Total Affiliated Underlying Funds (Cost $226,321,093)	$270,423,258	$19,088,754	($24,157,406 )	$2,065,471	$18,661,291	$286,081,368		$4,072,188
Total Investments in Securities (Cost $226,321,093)						$286,081,368

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $226,321,093)		$286,081,368
Cash		1,314,418
Receivables:
Investments sold		1,058,451
Fund shares sold		36,299
Dividends	+	8,786
Total assets		288,499,322

Liabilities
Payables:
Investments bought		743,488
Fund shares redeemed		478,454
Investment adviser fees	+	9,302
Total liabilities		1,231,244
Net assets		$287,268,078

Net Assets by Source
Capital received from investors		$227,830,781
Total distributable earnings	+	59,437,297
Net assets		$287,268,078

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$287,268,078		19,939,729		$14.41

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,072,188
Other Interest	+	11,981
Total investment income		4,084,169

Expenses
Investment adviser fees		111,082
Total expenses		111,082
Expense reduction	–	64,520
Net expenses	–	46,562
Net investment income		4,037,607

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		2,065,471
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	18,661,291
Net realized and unrealized gains		20,726,762
Increase in net assets resulting from operations		$24,764,369
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$4,037,607	$8,365,376
Net realized gains		2,065,471	3,045,361
Net change in unrealized appreciation (depreciation)	+	18,661,291	4,764,370
Increase in net assets resulting from operations		$24,764,369	$16,175,107

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($12,618,912 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,632,160	$22,273,737	3,655,465	$48,822,203
Shares reinvested		—	—	904,566	11,831,712
Shares redeemed	+	(2,305,026)	(31,372,943)	(5,141,342)	(68,933,168)
Net transactions in fund shares		(672,866)	($9,099,206 )	(581,311)	($8,279,253 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,612,595	$271,602,915	21,193,906	$276,325,973
Total increase (decrease)	+	(672,866)	15,665,163	(581,311)	(4,723,058)
End of period		19,939,729	$287,268,078	20,612,595	$271,602,915
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$14.49	$14.11	$12.89	$13.98	$13.83	$10.92
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.43	0.37	0.30	0.27	0.25
Net realized and unrealized gains (losses)	1.19	0.44	1.20	(1.11)	0.16	2.90
Total from investment operations	1.40	0.87	1.57	(0.81)	0.43	3.15
Less distributions:
Distributions from net investment income	—	(0.43)	(0.35)	(0.28)	(0.26)	(0.23)
Distributions from net realized gains	—	(0.06)	—	—	(0.02)	(0.01)
Total distributions	—	(0.49)	(0.35)	(0.28)	(0.28)	(0.24)
Net asset value at end of period	$15.89	$14.49	$14.11	$12.89	$13.98	$13.83
Total return	9.66%[2]	6.19%	12.29%	(5.67%)	3.02%	28.91%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.03%	0.03%	0.04%[5]	0.04%	0.04%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	2.84%[4]	2.94%	2.77%	2.34%	1.90%	1.90%
Portfolio turnover rate	8%[2]	23%	19%	18%	12%	15%
Net assets, end of period (x 1,000)	$633,513	$574,929	$558,521	$477,437	$518,480	$443,433

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 30.6%
Large-Cap 28.8%
Schwab U.S. Large-Cap ETF	$166,038,001	$9,959,910	($24,240,210 )	$1,144,070	$29,512,317	$182,414,088	6,925,364	$1,034,195
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	10,381,200	556,871	(1,462,117)	68,174	1,870,682	11,414,810	409,133	72,775
						193,828,898

International Stocks 10.4%
Developed Markets 10.4%
Schwab International Equity ETF	59,885,651	4,209,855	(8,096,109)	834,295	9,379,470	66,213,162	2,844,208	407,883

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	17,602,192	2,269,646	(317,546)	(13,201)	83,468	19,624,559	909,808	274,491

Fixed Income 53.8%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	32,084,180	4,169,199	(948,991)	(136,481)	242,237	35,410,144	1,313,920	767,345
Intermediate-Term Bond 42.3%
Schwab U.S. Aggregate Bond ETF	243,521,680	30,287,349	(9,160,729)	(1,514,143)	5,117,170	268,251,327	11,429,541	5,146,340
Treasury Bond 5.9%
Schwab Short-Term U.S. Treasury ETF	33,624,639	4,339,706	(902,578)	(36,248)	129,874	37,155,393	1,522,762	720,406
						340,816,864

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	7,991,492	168,696	—	—	—	8,160,188	8,160,188	169,325
Total Affiliated Underlying Funds (Cost $493,647,911)	$571,129,035	$55,961,232	($45,128,280 )	$346,466	$46,335,218	$628,643,671		$8,592,760
Total Investments in Securities (Cost $493,647,911)						$628,643,671

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $493,647,911)		$628,643,671
Cash		3,873,586
Receivables:
Investments sold		3,176,235
Fund shares sold		299,709
Dividends	+	14,464
Total assets		636,007,665

Liabilities
Payables:
Fund shares redeemed		1,531,009
Investments bought		945,414
Investment adviser fees	+	18,243
Total liabilities		2,494,666
Net assets		$633,512,999

Net Assets by Source
Capital received from investors		$495,666,715
Total distributable earnings	+	137,846,284
Net assets		$633,512,999

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$633,512,999		39,874,615		$15.89

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$8,592,760
Other Interest	+	37,311
Total investment income		8,630,071

Expenses
Investment adviser fees		240,430
Total expenses		240,430
Expense reduction	–	155,414
Net expenses	–	85,016
Net investment income		8,545,055

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		346,466
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	46,335,218
Net realized and unrealized gains		46,681,684
Increase in net assets resulting from operations		$55,226,739
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$8,545,055	$17,100,220
Net realized gains		346,466	5,704,722
Net change in unrealized appreciation (depreciation)	+	46,335,218	11,879,382
Increase in net assets resulting from operations		$55,226,739	$34,684,324

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($19,099,475 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,360,784	$80,797,260	11,642,351	$170,338,555
Shares reinvested		—	—	1,247,983	17,945,992
Shares redeemed	+	(5,161,718)	(77,439,892)	(12,792,579)	(187,461,982)
Net transactions in fund shares		199,066	$3,357,368	97,755	$822,565

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,675,549	$574,928,892	39,577,794	$558,521,478
Total increase	+	199,066	58,584,107	97,755	16,407,414
End of period		39,874,615	$633,512,999	39,675,549	$574,928,892
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$15.79	$15.22	$13.53	$14.73	$14.41	$10.86
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.43	0.37	0.30	0.29	0.26
Net realized and unrealized gains (losses)	1.68	0.55	1.65	(1.23)	0.32	3.53
Total from investment operations	1.88	0.98	2.02	(0.93)	0.61	3.79
Less distributions:
Distributions from net investment income	—	(0.41)	(0.33)	(0.27)	(0.27)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.02)	(0.00)[2]
Total distributions	—	(0.41)	(0.33)	(0.27)	(0.29)	(0.24)
Net asset value at end of period	$17.67	$15.79	$15.22	$13.53	$14.73	$14.41
Total return	11.91%[3]	6.43%	15.05%	(6.19%)	4.11%	34.98%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.03%[5]	0.03%	0.03%	0.04%[6]	0.04%	0.04%
Total expenses[4]	0.08%[5]	0.08%	0.08%	0.08%[6]	0.08%	0.08%
Net investment income (loss)	2.40%[5]	2.69%	2.59%	2.23%	1.88%	1.94%
Portfolio turnover rate	5%[3]	15%	11%	14%	9%	13%
Net assets, end of period (x 1,000,000)	$1,535	$1,281	$1,091	$806	$803	$622

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 39.0%
Large-Cap 36.3%
Schwab U.S. Large-Cap ETF	$466,305,069	$43,164,145	($41,439,204 )	$267,599	$89,211,433	$557,509,042	21,165,871	$3,065,304
Small-Cap 2.7%
Schwab U.S. Small-Cap ETF	34,480,220	4,137,098	(4,007,244)	(40,957)	6,682,763	41,251,880	1,478,562	257,350
						598,760,922

International Stocks 16.1%
Developed Markets 14.2%
Schwab International Equity ETF	180,595,079	20,527,377	(15,530,336)	864,375	30,829,108	217,285,603	9,333,574	1,276,671
Emerging Markets 1.9%
Schwab Emerging Markets Equity ETF	24,152,368	2,062,770	(2,381,356)	117,645	5,031,886	28,983,313	868,544	31,650
						246,268,916

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	50,467,300	10,815,852	(657,062)	(28,878)	307,819	60,905,031	2,823,599	822,008

Fixed Income 39.5%
Inflation-Protected Bond 2.1%
Schwab U.S. TIPS ETF	26,766,091	4,865,130	—	—	114,451	31,745,672	1,177,947	657,493
Intermediate-Term Bond 34.7%
Schwab U.S. Aggregate Bond ETF	443,774,365	85,263,083	(3,701,782)	(685,817)	7,775,198	532,425,047	22,685,345	9,687,845
Treasury Bond 2.7%
Schwab Short-Term U.S. Treasury ETF	35,270,923	7,980,331	(940,897)	(43,328)	149,784	42,416,813	1,738,394	776,500
						606,587,532

Money Market Funds 0.7%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	10,621,035	224,205	—	—	—	10,845,240	10,845,240	225,040
Total Affiliated Underlying Funds (Cost $1,172,962,430)	$1,272,432,450	$179,039,991	($68,657,881 )	$450,639	$140,102,442	$1,523,367,641		$16,799,861
Total Investments in Securities (Cost $1,172,962,430)						$1,523,367,641

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,172,962,430)		$1,523,367,641
Cash		13,433,160
Receivables:
Investments sold		6,694,624
Fund shares sold		2,785,348
Dividends	+	19,223
Total assets		1,546,299,996

Liabilities
Payables:
Fund shares redeemed		6,604,779
Investments bought		5,102,032
Investment adviser fees	+	53,524
Total liabilities		11,760,335
Net assets		$1,534,539,661

Net Assets by Source
Capital received from investors		$1,191,025,314
Total distributable earnings	+	343,514,347
Net assets		$1,534,539,661

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,534,539,661		86,823,012		$17.67

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$16,799,861
Other Interest	+	107,237
Total investment income		16,907,098

Expenses
Investment adviser fees		555,435
Total expenses		555,435
Expense reduction	–	334,150
Net expenses	–	221,285
Net investment income		16,685,813

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		450,639
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	140,102,442
Net realized and unrealized gains		140,553,081
Increase in net assets resulting from operations		$157,238,894
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$16,685,813	$32,425,037
Net realized gains (losses)		450,639	(6,207,874)
Net change in unrealized appreciation (depreciation)	+	140,102,442	44,691,261
Increase in net assets resulting from operations		$157,238,894	$70,908,424

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($31,363,490 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,083,775	$235,463,014	26,131,937	$415,486,786
Shares reinvested		—	—	1,885,393	29,694,942
Shares redeemed	+	(8,436,779)	(139,646,148)	(18,537,079)	(294,652,383)
Net transactions in fund shares		5,646,996	$95,816,866	9,480,251	$150,529,345

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		81,176,016	$1,281,483,901	71,695,765	$1,091,409,622
Total increase	+	5,646,996	253,055,760	9,480,251	190,074,279
End of period		86,823,012	$1,534,539,661	81,176,016	$1,281,483,901
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$16.72	$16.06	$14.02	$15.31	$14.86	$10.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.42	0.37	0.30	0.30	0.26
Net realized and unrealized gains (losses)	2.09	0.64	2.00	(1.32)	0.44	4.04
Total from investment operations	2.28	1.06	2.37	(1.02)	0.74	4.30
Less distributions:
Distributions from net investment income	—	(0.40)	(0.33)	(0.27)	(0.28)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	—	(0.40)	(0.33)	(0.27)	(0.29)	(0.25)
Net asset value at end of period	$19.00	$16.72	$16.06	$14.02	$15.31	$14.86
Total return	13.64%[2]	6.57%	17.00%	(6.59%)	4.88%	39.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.03%	0.03%	0.04%[5]	0.04%	0.04%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	2.09%[4]	2.52%	2.48%	2.16%	1.88%	1.93%
Portfolio turnover rate	5%[2]	14%	10%	13%	12%	12%
Net assets, end of period (x 1,000,000)	$1,272	$1,025	$793	$524	$488	$372

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 45.2%
Large-Cap 41.7%
Schwab U.S. Large-Cap ETF	$428,686,291	$53,280,798	($34,945,372 )	($250,811 )	$84,248,946	$531,019,852	20,160,207	$2,898,266
Small-Cap 3.5%
Schwab U.S. Small-Cap ETF	35,295,187	4,529,225	(2,967,084)	(17,594)	7,013,486	43,853,220	1,571,800	269,617
						574,873,072

International Stocks 20.1%
Developed Markets 17.1%
Schwab International Equity ETF	174,510,672	27,949,238	(16,193,554)	471,700	30,652,470	217,390,526	9,338,081	1,253,427
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	30,284,735	2,897,798	(2,143,373)	103,461	6,512,621	37,655,242	1,128,416	39,980
						255,045,768

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	46,661,987	11,443,996	(614,693)	(28,696)	302,923	57,765,517	2,678,049	774,065

Fixed Income 29.0%
Inflation-Protected Bond 0.4%
Schwab U.S. TIPS ETF	4,865,315	569,663	—	—	18,840	5,453,818	202,368	115,843
Intermediate-Term Bond 27.3%
Schwab U.S. Aggregate Bond ETF	279,153,108	66,025,271	(2,204,444)	(372,628)	5,030,700	347,632,007	14,811,760	6,213,673
Treasury Bond 1.3%
Schwab Short-Term U.S. Treasury ETF	12,958,762	2,782,803	—	—	41,282	15,782,847	646,838	285,726
						368,868,672

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	4,829,862	101,956	—	—	—	4,931,818	4,931,818	102,336
Total Affiliated Underlying Funds (Cost $958,929,697)	$1,017,245,919	$169,580,748	($59,068,520 )	($94,568 )	$133,821,268	$1,261,484,847		$11,952,933
Total Investments in Securities (Cost $958,929,697)						$1,261,484,847

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $958,929,697)		$1,261,484,847
Cash		12,053,483
Receivables:
Investments sold		4,503,776
Fund shares sold		2,027,330
Dividends	+	8,742
Total assets		1,280,078,178

Liabilities
Payables:
Investments bought		5,097,833
Fund shares redeemed		2,744,518
Investment adviser fees	+	42,296
Total liabilities		7,884,647
Net assets		$1,272,193,531

Net Assets by Source
Capital received from investors		$976,236,495
Total distributable earnings	+	295,957,036
Net assets		$1,272,193,531

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,272,193,531		66,961,248		$19.00

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$11,952,933
Other Interest	+	90,052
Total investment income		12,042,985

Expenses
Investment adviser fees		453,794
Total expenses		453,794
Expense reduction	–	275,767
Net expenses	–	178,027
Net investment income		11,864,958

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(94,568)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	133,821,268
Net realized and unrealized gains		133,726,700
Increase in net assets resulting from operations		$145,591,658
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$11,864,958	$23,349,996
Net realized losses		(94,568)	(6,635,896)
Net change in unrealized appreciation (depreciation)	+	133,821,268	37,630,439
Increase in net assets resulting from operations		$145,591,658	$54,344,539

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($22,331,715 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,200,980	$217,201,534	23,167,237	$389,625,946
Shares reinvested		—	—	1,279,863	21,424,907
Shares redeemed	+	(6,545,245)	(115,486,665)	(12,529,593)	(211,554,757)
Net transactions in fund shares		5,655,735	$101,714,869	11,917,507	$199,496,096

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,305,513	$1,024,887,004	49,388,006	$793,378,084
Total increase	+	5,655,735	247,306,527	11,917,507	231,508,920
End of period		66,961,248	$1,272,193,531	61,305,513	$1,024,887,004
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$17.46	$16.74	$14.41	$15.80	$15.24	$10.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.42	0.36	0.30	0.31	0.26
Net realized and unrealized gains (losses)	2.45	0.70	2.30	(1.41)	0.55	4.48
Total from investment operations	2.62	1.12	2.66	(1.11)	0.86	4.74
Less distributions:
Distributions from net investment income	—	(0.40)	(0.33)	(0.28)	(0.29)	(0.25)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	—	(0.40)	(0.33)	(0.28)	(0.30)	(0.26)
Net asset value at end of period	$20.08	$17.46	$16.74	$14.41	$15.80	$15.24
Total return	15.01%[2]	6.68%	18.56%	(6.96%)	5.53%	44.07%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.03%	0.03%	0.04%[5]	0.04%	0.04%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	1.86%[4]	2.37%	2.38%	2.13%	1.90%	1.93%
Portfolio turnover rate	5%[2]	13%	8%	12%	9%	9%
Net assets, end of period (x 1,000,000)	$1,435	$1,194	$1,000	$660	$631	$474

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.04% and 0.04%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 49.8%
Large-Cap 45.5%
Schwab U.S. Large-Cap ETF	$543,923,224	$41,835,495	($38,634,692 )	$465,610	$105,395,847	$652,985,484	24,790,641	$3,624,432
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	51,547,101	4,636,826	(4,123,416)	56,581	10,108,529	62,225,621	2,230,309	386,721
						715,211,105

International Stocks 23.4%
Developed Markets 19.4%
Schwab International Equity ETF	230,802,772	22,485,524	(15,552,082)	629,267	40,454,702	278,820,183	11,976,812	1,656,202
Emerging Markets 4.0%
Schwab Emerging Markets Equity ETF	47,355,114	3,916,333	(4,526,336)	311,163	10,005,792	57,062,066	1,709,981	62,740
						335,882,249

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	59,053,705	12,552,099	(835,737)	(6,157)	374,101	71,138,011	3,298,007	969,476

Fixed Income 21.0%
Intermediate-Term Bond 20.3%
Schwab U.S. Aggregate Bond ETF	241,930,610	47,786,734	(2,199,944)	(359,314)	4,308,240	291,466,326	12,418,676	5,351,570
Treasury Bond 0.7%
Schwab Short-Term U.S. Treasury ETF	7,947,351	1,432,663	—	—	25,332	9,405,346	385,465	170,670
						300,871,672

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	3,974,424	83,898	—	—	—	4,058,322	4,058,322	84,210
Total Affiliated Underlying Funds (Cost $1,028,852,222)	$1,186,534,301	$134,729,572	($65,872,207 )	$1,097,150	$170,672,543	$1,427,161,359		$12,306,021
Total Investments in Securities (Cost $1,028,852,222)						$1,427,161,359

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,028,852,222)		$1,427,161,359
Cash		11,707,391
Receivables:
Investments sold		9,463,623
Fund shares sold		2,570,273
Dividends	+	7,193
Total assets		1,450,909,839

Liabilities
Payables:
Fund shares redeemed		12,707,958
Investments bought		3,490,910
Investment adviser fees	+	46,343
Total liabilities		16,245,211
Net assets		$1,434,664,628

Net Assets by Source
Capital received from investors		$1,042,065,484
Total distributable earnings	+	392,599,144
Net assets		$1,434,664,628

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,434,664,628		71,448,312		$20.08

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$12,306,021
Other Interest	+	92,133
Total investment income		12,398,154

Expenses
Investment adviser fees		524,371
Total expenses		524,371
Expense reduction	–	327,484
Net expenses	–	196,887
Net investment income		12,201,267

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,097,150
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	170,672,543
Net realized and unrealized gains		171,769,693
Increase in net assets resulting from operations		$183,970,960
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$12,201,267	$26,630,571
Net realized gains (losses)		1,097,150	(5,200,955)
Net change in unrealized appreciation (depreciation)	+	170,672,543	47,629,839
Increase in net assets resulting from operations		$183,970,960	$69,059,455

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($25,860,446 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,023,142	$167,889,557	19,821,740	$348,258,083
Shares reinvested		—	—	1,437,300	25,210,241
Shares redeemed	+	(5,973,011)	(111,422,523)	(12,607,104)	(222,723,134)
Net transactions in fund shares		3,050,131	$56,467,034	8,651,936	$150,745,190

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		68,398,181	$1,194,226,634	59,746,245	$1,000,282,435
Total increase	+	3,050,131	240,437,994	8,651,936	193,944,199
End of period		71,448,312	$1,434,664,628	68,398,181	$1,194,226,634
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$18.12	$17.34	$14.77	$16.23	$15.57	$10.68
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.41	0.36	0.30	0.32	0.27
Net realized and unrealized gains (losses)	2.77	0.76	2.54	(1.49)	0.65	4.86
Total from investment operations	2.93	1.17	2.90	(1.19)	0.97	5.13
Less distributions:
Distributions from net investment income	—	(0.39)	(0.33)	(0.27)	(0.30)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.00)[2]
Total distributions	—	(0.39)	(0.33)	(0.27)	(0.31)	(0.24)
Net asset value at end of period	$21.05	$18.12	$17.34	$14.77	$16.23	$15.57
Total return	16.17%[3]	6.72%	19.78%	(7.21%)	6.11%	48.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.03%[5]	0.03%	0.03%	0.04%[6]	0.03%	0.03%
Total expenses[4]	0.08%[5]	0.08%	0.08%	0.08%[6]	0.08%	0.08%
Net investment income (loss)	1.67%[5]	2.26%	2.31%	2.11%	1.92%	1.93%
Portfolio turnover rate	5%[3]	14%	8%	10%	10%	6%
Net assets, end of period (x 1,000)	$951,416	$764,089	$612,647	$410,566	$361,870	$274,502

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.05%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 53.5%
Large-Cap 48.4%
Schwab U.S. Large-Cap ETF	$370,468,021	$37,274,570	($20,927,197 )	$91,355	$73,339,631	$460,246,380	17,473,287	$2,525,346
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	39,053,171	3,866,803	(2,077,071)	2,958	7,819,579	48,665,440	1,744,281	299,366
						508,911,820

International Stocks 26.3%
Developed Markets 21.3%
Schwab International Equity ETF	162,395,007	22,119,504	(10,888,468)	363,798	28,926,345	202,916,186	8,716,331	1,183,878
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	37,746,197	4,785,128	(3,794,606)	101,887	8,230,613	47,069,219	1,410,525	50,388
						249,985,405

Real Estate 5.3%
U.S. REITs 5.3%
Schwab U.S. REIT ETF	40,093,220	10,225,275	(444,731)	598	282,812	50,157,174	2,325,321	675,463

Fixed Income 14.1%
Intermediate-Term Bond 13.6%
Schwab U.S. Aggregate Bond ETF	104,123,214	24,323,800	(374,270)	(57,744)	1,801,982	129,816,982	5,531,188	2,334,151
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,980,564	525,367	—	—	12,681	4,518,612	185,189	87,566
						134,335,594

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	1,438,865	30,373	—	—	—	1,469,238	1,469,238	30,487
Total Affiliated Underlying Funds (Cost $673,693,470)	$759,298,259	$103,150,820	($38,506,343 )	$502,852	$120,413,643	$944,859,231		$7,186,645
Total Investments in Securities (Cost $673,693,470)						$944,859,231

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $673,693,470)		$944,859,231
Cash		6,370,281
Receivables:
Investments sold		4,489,320
Fund shares sold		1,487,094
Dividends	+	2,604
Total assets		957,208,530

Liabilities
Payables:
Fund shares redeemed		4,630,218
Investments bought		1,129,754
Investment adviser fees	+	32,379
Total liabilities		5,792,351
Net assets		$951,416,179

Net Assets by Source
Capital received from investors		$683,618,669
Total distributable earnings	+	267,797,510
Net assets		$951,416,179

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$951,416,179		45,194,619		$21.05

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$7,186,645
Other Interest	+	50,979
Total investment income		7,237,624

Expenses
Investment adviser fees		340,642
Total expenses		340,642
Expense reduction	–	219,642
Net expenses	–	121,000
Net investment income		7,116,624

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		502,852
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	120,413,643
Net realized and unrealized gains		120,916,495
Increase in net assets resulting from operations		$128,033,119
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$7,116,624	$16,034,639
Net realized gains (losses)		502,852	(3,234,566)
Net change in unrealized appreciation (depreciation)	+	120,413,643	30,521,074
Increase in net assets resulting from operations		$128,033,119	$43,321,147

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($15,556,428 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,036,703	$136,616,110	13,413,654	$244,669,233
Shares reinvested		—	—	827,205	15,096,487
Shares redeemed	+	(3,999,063)	(77,321,872)	(7,415,110)	(136,088,595)
Net transactions in fund shares		3,037,640	$59,294,238	6,825,749	$123,677,125

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		42,156,979	$764,088,822	35,331,230	$612,646,978
Total increase	+	3,037,640	187,327,357	6,825,749	151,441,844
End of period		45,194,619	$951,416,179	42,156,979	$764,088,822
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$18.48	$17.65	$14.93	$16.44	$15.73	$10.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.41	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	2.98	0.80	2.69	(1.55)	0.69	5.08
Total from investment operations	3.13	1.21	3.05	(1.24)	1.02	5.35
Less distributions:
Distributions from net investment income	—	(0.38)	(0.33)	(0.27)	(0.30)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	—	(0.38)	(0.33)	(0.27)	(0.31)	(0.25)
Net asset value at end of period	$21.61	$18.48	$17.65	$14.93	$16.44	$15.73
Total return	16.94%[2]	6.83%	20.58%	(7.41%)	6.37%	50.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.02%	0.03%	0.04%[5]	0.03%	0.03%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	1.53%[4]	2.19%	2.27%	2.11%	1.94%	1.93%
Portfolio turnover rate	5%[2]	12%	6%	9%	8%	6%
Net assets, end of period (x 1,000,000)	$1,298	$1,033	$801	$511	$450	$321

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 56.0%
Large-Cap 50.2%
Schwab U.S. Large-Cap ETF	$519,842,887	$55,136,096	($27,912,779 )	$65,603	$103,829,790	$650,961,597	24,713,804	$3,575,539
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	60,044,014	8,861,443	(5,618,106)	(42,067)	12,248,629	75,493,913	2,705,875	469,317
						726,455,510

International Stocks 28.7%
Developed Markets 22.8%
Schwab International Equity ETF	234,826,043	32,429,975	(13,667,076)	454,701	42,220,826	296,264,469	12,726,137	1,722,124
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	60,645,536	6,913,267	(4,935,528)	300,522	13,301,325	76,225,122	2,284,241	81,820
						372,489,591

Real Estate 5.5%
U.S. REITs 5.5%
Schwab U.S. REIT ETF	56,558,717	14,332,927	—	—	442,136	71,333,780	3,307,083	963,388

Fixed Income 9.2%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	94,922,441	22,736,410	—	—	1,629,419	119,288,270	5,082,585	2,146,540

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	1,109,979	23,431	—	—	—	1,133,410	1,133,410	23,519
Total Affiliated Underlying Funds (Cost $925,309,283)	$1,027,949,617	$140,433,549	($52,133,489 )	$778,759	$173,672,125	$1,290,700,561		$8,982,247
Total Investments in Securities (Cost $925,309,283)						$1,290,700,561

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $925,309,283)		$1,290,700,561
Cash		6,638,402
Receivables:
Investments sold		8,020,558
Fund shares sold		1,110,836
Dividends	+	2,009
Total assets		1,306,472,366

Liabilities
Payables:
Fund shares redeemed		6,543,041
Investments bought		2,156,313
Investment adviser fees	+	41,838
Total liabilities		8,741,192
Net assets		$1,297,731,174

Net Assets by Source
Capital received from investors		$934,741,422
Total distributable earnings	+	362,989,752
Net assets		$1,297,731,174

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,297,731,174		60,052,716		$21.61

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$8,982,247
Other Interest	+	66,115
Total investment income		9,048,362

Expenses
Investment adviser fees		465,316
Total expenses		465,316
Expense reduction	–	306,321
Net expenses	–	158,995
Net investment income		8,889,367

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		778,759
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	173,672,125
Net realized and unrealized gains		174,450,884
Increase in net assets resulting from operations		$183,340,251
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$8,889,367	$20,551,018
Net realized gains (losses)		778,759	(3,806,171)
Net change in unrealized appreciation (depreciation)	+	173,672,125	39,888,806
Increase in net assets resulting from operations		$183,340,251	$56,633,653

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($19,965,341 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,881,713	$175,572,324	17,958,118	$334,496,655
Shares reinvested		—	—	1,048,983	19,542,560
Shares redeemed	+	(4,756,698)	(94,474,591)	(8,477,267)	(158,756,058)
Net transactions in fund shares		4,125,015	$81,097,733	10,529,834	$195,283,157

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,927,701	$1,033,293,190	45,397,867	$801,341,721
Total increase	+	4,125,015	264,437,984	10,529,834	231,951,469
End of period		60,052,716	$1,297,731,174	55,927,701	$1,033,293,190
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$18.75	$17.90	$15.09	$16.62	$15.88	$10.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.41	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	3.11	0.82	2.78	(1.57)	0.73	5.25
Total from investment operations	3.26	1.23	3.14	(1.26)	1.06	5.52
Less distributions:
Distributions from net investment income	—	(0.38)	(0.33)	(0.27)	(0.31)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.00)[2]
Total distributions	—	(0.38)	(0.33)	(0.27)	(0.32)	(0.24)
Net asset value at end of period	$22.01	$18.75	$17.90	$15.09	$16.62	$15.88
Total return	17.39%[3]	6.83%	20.98%	(7.47%)	6.51%	52.24%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[4]	0.02%[5]	0.02%	0.03%	0.04%[6]	0.03%	0.03%
Total expenses[4]	0.08%[5]	0.08%	0.08%	0.08%[6]	0.08%	0.08%
Net investment income (loss)	1.45%[5]	2.15%	2.25%	2.11%	1.94%	1.92%
Portfolio turnover rate	5%[3]	14%	6%	8%	7%	6%
Net assets, end of period (x 1,000)	$875,090	$686,178	$525,608	$335,615	$278,992	$189,841

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06% (annualized), 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.3%
Large-Cap 51.1%
Schwab U.S. Large-Cap ETF	$351,570,257	$43,556,381	($19,517,411 )	$28,472	$71,422,798	$447,060,497	16,972,684	$2,459,239
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	42,619,826	5,789,298	(2,695,282)	(19,530)	8,836,963	54,531,275	1,954,526	335,985
						501,591,772

International Stocks 30.1%
Developed Markets 23.6%
Schwab International Equity ETF	161,601,512	25,734,759	(10,331,898)	317,320	29,459,229	206,780,922	8,882,342	1,203,001
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	44,102,020	5,543,876	(3,411,191)	241,822	9,814,124	56,290,651	1,686,864	60,554
						263,071,573

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	38,374,399	10,473,037	—	—	300,737	49,148,173	2,278,543	662,775

Fixed Income 6.4%
Intermediate-Term Bond 6.4%
Schwab U.S. Aggregate Bond ETF	44,034,062	11,381,423	—	—	778,501	56,193,986	2,394,290	1,008,147

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 4.01% (b)	75,716	1,598	—	—	—	77,314	77,314	1,604
Total Affiliated Underlying Funds (Cost $624,314,669)	$682,377,792	$102,480,372	($35,955,782 )	$568,084	$120,612,352	$870,082,818		$5,731,305
Total Investments in Securities (Cost $624,314,669)						$870,082,818

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $624,314,669)		$870,082,818
Cash		5,745,534
Receivables:
Investments sold		9,197,947
Fund shares sold		1,033,514
Dividends	+	137
Total assets		886,059,950

Liabilities
Payables:
Fund shares redeemed		8,733,244
Investments bought		2,210,658
Investment adviser fees	+	25,864
Total liabilities		10,969,766
Net assets		$875,090,184

Net Assets by Source
Capital received from investors		$630,812,537
Total distributable earnings	+	244,277,647
Net assets		$875,090,184

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$875,090,184		39,752,572		$22.01

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$5,731,305
Other Interest	+	44,509
Total investment income		5,775,814

Expenses
Investment adviser fees		313,213
Total expenses		313,213
Expense reduction	–	215,856
Net expenses	–	97,357
Net investment income		5,678,457

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		568,084
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	120,612,352
Net realized and unrealized gains		121,180,436
Increase in net assets resulting from operations		$126,858,893
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$5,678,457	$13,358,757
Net realized gains (losses)		568,084	(2,479,113)
Net change in unrealized appreciation (depreciation)	+	120,612,352	26,249,520
Increase in net assets resulting from operations		$126,858,893	$37,129,164

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($12,992,471 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,477,660	$130,257,886	12,668,648	$239,821,781
Shares reinvested		—	—	663,790	12,558,901
Shares redeemed	+	(3,330,787)	(68,204,554)	(6,090,366)	(115,947,685)
Net transactions in fund shares		3,146,873	$62,053,332	7,242,072	$136,432,997

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,605,699	$686,177,959	29,363,627	$525,608,269
Total increase	+	3,146,873	188,912,225	7,242,072	160,569,690
End of period		39,752,572	$875,090,184	36,605,699	$686,177,959
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21
Per-Share Data
Net asset value at beginning of period	$18.91	$18.04	$15.17	$16.73	$15.95	$10.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.40	0.36	0.31	0.33	0.27
Net realized and unrealized gains (losses)	3.21	0.85	2.85	(1.59)	0.77	5.38
Total from investment operations	3.35	1.25	3.21	(1.28)	1.10	5.65
Less distributions:
Distributions from net investment income	—	(0.38)	(0.34)	(0.28)	(0.31)	(0.24)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.01)
Total distributions	—	(0.38)	(0.34)	(0.28)	(0.32)	(0.25)
Net asset value at end of period	$22.26	$18.91	$18.04	$15.17	$16.73	$15.95
Total return	17.72%[2]	6.89%	21.30%	(7.56%)	6.74%	53.70%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.03%[4]	0.02%	0.03%	0.04%[5]	0.03%	0.03%
Total expenses[3]	0.08%[4]	0.08%	0.08%	0.08%[5]	0.08%	0.08%
Net investment income (loss)	1.40%[4]	2.11%	2.23%	2.10%	1.95%	1.92%
Portfolio turnover rate	4%[2]	13%	7%	8%	6%	7%
Net assets, end of period (x 1,000,000)	$1,010	$794	$611	$401	$345	$227

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% (annualized), 0.06%, 0.05%, 0.04%, 0.05% and 0.05%, respectively, for the periods ended September 30, 2025, March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.2%
Large-Cap 51.7%
Schwab U.S. Large-Cap ETF	$411,508,316	$49,157,830	($21,175,742 )	$29,737	$82,888,112	$522,408,253	19,833,267	$2,869,983
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	51,547,781	6,806,758	(3,146,232)	15,958	10,583,074	65,807,339	2,358,686	405,971
						588,215,592

International Stocks 31.1%
Developed Markets 24.2%
Schwab International Equity ETF	191,486,639	30,077,169	(11,963,464)	417,567	34,596,572	244,614,483	10,507,495	1,422,099
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	54,213,979	6,586,685	(3,986,948)	262,530	12,007,563	69,083,809	2,070,237	73,975
						313,698,292

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	45,147,468	12,222,832	—	—	357,750	57,728,050	2,676,312	778,666

Fixed Income 4.4%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond ETF	35,446,542	8,896,344	—	—	612,585	44,955,471	1,915,444	807,478
Total Affiliated Underlying Funds (Cost $716,061,234)	$789,350,725	$113,747,618	($40,272,386 )	$725,792	$141,045,656	$1,004,597,405		$6,358,172
Total Investments in Securities (Cost $716,061,234)						$1,004,597,405

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $716,061,234)		$1,004,597,405
Cash		6,922,912
Receivables:
Investments sold		9,904,569
Fund shares sold	+	1,342,672
Total assets		1,022,767,558

Liabilities
Payables:
Fund shares redeemed		11,287,454
Investments bought		1,139,400
Investment adviser fees	+	32,537
Total liabilities		12,459,391
Net assets		$1,010,308,167

Net Assets by Source
Capital received from investors		$724,763,801
Total distributable earnings	+	285,544,366
Net assets		$1,010,308,167

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,010,308,167		45,379,275		$22.26

See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$6,358,172
Other Interest	+	49,939
Total investment income		6,408,111

Expenses
Investment adviser fees		360,261
Total expenses		360,261
Expense reduction	–	245,406
Net expenses	–	114,855
Net investment income		6,293,256

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		725,792
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	141,045,656
Net realized and unrealized gains		141,771,448
Increase in net assets resulting from operations		$148,064,704
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$6,293,256	$15,077,608
Net realized gains (losses)		725,792	(2,203,515)
Net change in unrealized appreciation (depreciation)	+	141,045,656	29,969,462
Increase in net assets resulting from operations		$148,064,704	$42,843,555

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($14,713,664 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,961,403	$141,897,692	14,587,484	$278,691,010
Shares reinvested		—	—	750,143	14,320,225
Shares redeemed	+	(3,581,552)	(73,707,147)	(7,221,785)	(138,461,291)
Net transactions in fund shares		3,379,851	$68,190,545	8,115,842	$154,549,944

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,999,424	$794,052,918	33,883,582	$611,373,083
Total increase	+	3,379,851	216,255,249	8,115,842	182,679,835
End of period		45,379,275	$1,010,308,167	41,999,424	$794,052,918
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/25– 9/30/25*	4/1/24– 3/31/25	4/1/23– 3/31/24	4/1/22– 3/31/23	4/1/21– 3/31/22	2/26/21[1]– 3/31/21
Per-Share Data
Net asset value at beginning of period	$12.25	$11.67	$9.77	$10.76	$10.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.27	0.24	0.20	0.25	0.02
Net realized and unrealized gains (losses)	2.13	0.53	1.86	(1.03)	0.44 [3]	0.19
Total from investment operations	2.22	0.80	2.10	(0.83)	0.69	0.21
Less distributions:
Distributions from net investment income	—	(0.22)	(0.20)	(0.16)	(0.14)	—
Distributions from net realized gains	—	(0.00)[4]	—	—	—	—
Total distributions	—	(0.22)	(0.20)	(0.16)	(0.14)	—
Net asset value at end of period	$14.47	$12.25	$11.67	$9.77	$10.76	$10.21
Total return	18.12%[5]	6.81%	21.62%	(7.58%)	6.69%	2.10%[5]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[6]	0.02%[7]	0.01%	0.02%	0.03%[8]	0.03%	0.04%[7]
Total expenses[6]	0.08%[7]	0.08%	0.08%	0.08%[8]	0.08%	0.08%[7]
Net investment income (loss)	1.36%[7]	2.16%	2.26%	2.13%	2.30%	2.46%[7]
Portfolio turnover rate	4%[5]	14%	7%	19%	19%	0%[5,9]
Net assets, end of period (x 1,000)	$304,220	$212,086	$108,980	$48,311	$29,071	$1,820

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Per-share amount was less than $0.005.
[5]	Not annualized.
[6]
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.06% (annualized), 0.07%, 0.06%, 0.05%, 0.05% and 0.04% (annualized), respectively, for the periods ended September 30, 2025, March 31, 2025, March 31,2024, March 31, 2023, March 31, 2022, and March 31, 2021 (see financial note 3 for additional information).

[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Portfolio turnover was 0%; portfolio turnover is calculated by factoring in the lesser of long-term purchases or sales of securities. The fund had no sales of securities during the period.
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Portfolio Holdings  as of September 30, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/25	BALANCE OF SHARES HELD AT 9/30/25	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 59.1%
Large-Cap 52.3%
Schwab U.S. Large-Cap ETF	$111,207,687	$28,321,068	($4,258,115 )	($43,761 )	$23,731,070	$158,957,949	6,034,850	$835,288
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	14,384,708	4,111,457	(937,778)	(37,529)	3,167,801	20,688,659	741,529	121,928
						179,646,608

International Stocks 32.0%
Developed Markets 24.8%
Schwab International Equity ETF	52,392,710	16,223,865	(3,322,522)	64,643	9,999,106	75,357,802	3,237,019	404,472
Emerging Markets 7.2%
Schwab Emerging Markets Equity ETF	15,367,573	4,317,032	(1,326,092)	20,401	3,669,613	22,048,527	660,729	21,945
						97,406,329

Real Estate 5.8%
U.S. REITs 5.8%
Schwab U.S. REIT ETF	12,316,970	5,291,324	—	—	124,317	17,732,611	822,096	228,975

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	5,261,674	2,184,275	—	—	101,839	7,547,788	321,593	125,345
Total Affiliated Underlying Funds (Cost $243,682,094)	$210,931,322	$60,449,021	($9,844,507 )	$3,754	$40,793,746	$302,333,336		$1,737,953
Total Investments in Securities (Cost $243,682,094)						$302,333,336

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At September 30, 2025, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Assets and Liabilities

As of September 30, 2025; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $243,682,094)		$302,333,336
Cash		1,198,526
Receivables:
Investments sold		1,301,934
Fund shares sold	+	866,311
Total assets		305,700,107

Liabilities
Payables:
Investments bought		1,155,435
Fund shares redeemed		313,140
Investment adviser fees	+	11,051
Total liabilities		1,479,626
Net assets		$304,220,481

Net Assets by Source
Capital received from investors		$246,099,901
Total distributable earnings	+	58,120,580
Net assets		$304,220,481

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$304,220,481		21,028,444		$14.47

See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Operations

For the period April 1, 2025 through September 30, 2025; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,737,953
Other Interest	+	13,781
Total investment income		1,751,734

Expenses
Investment adviser fees		101,531
Total expenses		101,531
Expense reduction	–	72,843
Net expenses	–	28,688
Net investment income		1,723,046

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		3,754
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	40,793,746
Net realized and unrealized gains		40,797,500
Increase in net assets resulting from operations		$42,520,546
See financial notes

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/25-9/30/25		4/1/24-3/31/25
Net investment income		$1,723,046	$3,461,026
Net realized gains (losses)		3,754	(729,034)
Net change in unrealized appreciation (depreciation)	+	40,793,746	4,889,518
Increase in net assets resulting from operations		$42,520,546	$7,621,510

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($3,248,791 )

TRANSACTIONS IN FUND SHARES
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,386,037	$71,324,838	10,947,802	$135,828,603
Shares reinvested		—	—	249,323	3,086,617
Shares redeemed	+	(1,663,779)	(21,711,039)	(3,229,875)	(40,182,272)
Net transactions in fund shares		3,722,258	$49,613,799	7,967,250	$98,732,948

SHARES OUTSTANDING AND NET ASSETS
	4/1/25-9/30/25			4/1/24-3/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,306,186	$212,086,136	9,338,936	$108,980,469
Total increase	+	3,722,258	92,134,345	7,967,250	103,105,667
End of period		21,028,444	$304,220,481	17,306,186	$212,086,136
See financial notes
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund
Schwab Target 2025 Index Fund	Schwab Health Care Fund
Schwab Target 2030 Index Fund	Schwab International Core Equity Fund
Schwab Target 2035 Index Fund	Schwab Target 2010 Fund
Schwab Target 2040 Index Fund	Schwab Target 2015 Fund
Schwab Target 2045 Index Fund	Schwab Target 2020 Fund
Schwab Target 2050 Index Fund	Schwab Target 2025 Fund
Schwab Target 2055 Index Fund	Schwab Target 2030 Fund
Schwab Target 2060 Index Fund	Schwab Target 2035 Fund
Schwab Target 2065 Index Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Equity Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Equity Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Equity Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Monthly Income Fund - Target Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Flexible Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Income Payout
Each fund is considered a “fund of funds” because it invests in other exchange traded-funds or mutual funds. Each fund seeks to provide capital appreciation and income consistent with its current asset allocation. Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab ETFs. Each fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party exchange-traded funds and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2025, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Acquired fund fees and expenses are indirect expenses incurred by the funds through its investments in underlying funds and are contractually waived by the investment adviser.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted.  At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated  Advisory Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.08% of each fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the funds, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to maintain the total annual operating expenses of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
In the above agreement, the investment adviser and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of September 30, 2025, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB TARGET 2010 INDEX FUND	SCHWAB TARGET 2015 INDEX FUND	SCHWAB TARGET 2020 INDEX FUND	SCHWAB TARGET 2025 INDEX FUND	SCHWAB TARGET 2030 INDEX FUND	SCHWAB TARGET 2035 INDEX FUND	SCHWAB TARGET 2040 INDEX FUND	SCHWAB TARGET 2045 INDEX FUND	SCHWAB TARGET 2050 INDEX FUND	SCHWAB TARGET 2055 INDEX FUND	SCHWAB TARGET 2060 INDEX FUND	SCHWAB TARGET 2065 INDEX FUND
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	0.3%	0.3%	0.5%	0.4%	0.7%	0.5%	0.6%	0.2%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	— %	— %
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.1%	0.4%	0.4%	0.5%	0.4%	0.6%	0.4%	0.5%	0.1%
Schwab Short-Term U.S. Treasury ETF	0.0%*	0.0%*	0.2%	0.3%	0.4%	0.1%	0.1%	0.0%*	— %	— %	— %	— %
Schwab U.S. Aggregate Bond ETF	0.3%	0.4%	1.4%	3.0%	5.9%	3.8%	3.2%	1.4%	1.3%	0.6%	0.5%	0.1%
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.1%	0.3%	0.9%	0.9%	1.1%	0.8%	1.1%	0.7%	0.9%	0.3%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.1%	0.2%	0.7%	0.7%	0.8%	0.6%	0.8%	0.6%	0.7%	0.2%
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.3%	0.3%	0.4%	0.3%	0.3%	0.1%
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.2%	0.2%	0.0%*	— %	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended September 30, 2025, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Target 2010 Index Fund	$924,554	$1,907,090	$135,311
Schwab Target 2015 Index Fund	135,900	3,269,313	65,866
Schwab Target 2020 Index Fund	963,938	9,566,682	(124,618)
Schwab Target 2025 Index Fund	766,914	8,698,928	(458,642)
Schwab Target 2030 Index Fund	6,570,517	4,764,464	41,260
Schwab Target 2035 Index Fund	4,501,152	4,284,691	(122,908)
Schwab Target 2040 Index Fund	2,521,920	4,951,503	294,342
Schwab Target 2045 Index Fund	2,206,868	4,777,961	28,926
Schwab Target 2050 Index Fund	4,284,089	4,670,585	263,950
Schwab Target 2055 Index Fund	4,526,151	3,222,436	232,058
Schwab Target 2060 Index Fund	5,570,367	3,402,733	244,590
Schwab Target 2065 Index Fund	4,021,063	979,147	20,272

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), which matured on September 25, 2025. On September 25, 2025, the Syndicated Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 25, 2025. On September 25, 2025, the Uncommitted Credit Facility was amended to run for a new 28 day period with the line of credit amount remaining unchanged, maturing on October 23, 2025. On October 23, 2025, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
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Schwab Target Index Funds
Financial Notes, unaudited (continued)

 6. Purchases and Sales of Investment Securities:
For the period ended September 30, 2025, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Target 2010 Index Fund	$7,348,361	$6,470,236
Schwab Target 2015 Index Fund	5,409,287	6,918,721
Schwab Target 2020 Index Fund	19,088,754	24,157,406
Schwab Target 2025 Index Fund	55,961,232	45,128,280
Schwab Target 2030 Index Fund	179,039,991	68,657,881
Schwab Target 2035 Index Fund	169,580,748	59,068,520
Schwab Target 2040 Index Fund	134,729,572	65,872,207
Schwab Target 2045 Index Fund	103,150,820	38,506,343
Schwab Target 2050 Index Fund	140,433,549	52,133,489
Schwab Target 2055 Index Fund	102,480,372	35,955,782
Schwab Target 2060 Index Fund	113,747,618	40,272,386
Schwab Target 2065 Index Fund	60,449,021	9,844,507

7. Federal Income Taxes:
As of September 30, 2025, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Target 2010 Index Fund	$48,256,546	$7,539,416	($17,375 )	$7,522,041
Schwab Target 2015 Index Fund	69,812,547	14,308,166	—	14,308,166
Schwab Target 2020 Index Fund	238,357,808	50,780,244	(3,056,684)	47,723,560
Schwab Target 2025 Index Fund	516,009,479	117,590,044	(4,955,852)	112,634,192
Schwab Target 2030 Index Fund	1,201,115,199	330,941,412	(8,688,970)	322,252,442
Schwab Target 2035 Index Fund	980,090,593	281,583,080	(188,826)	281,394,254
Schwab Target 2040 Index Fund	1,047,930,379	380,185,099	(954,119)	379,230,980
Schwab Target 2045 Index Fund	685,471,482	259,402,628	(14,879)	259,387,749
Schwab Target 2050 Index Fund	938,645,474	352,055,087	—	352,055,087
Schwab Target 2055 Index Fund	633,043,772	237,039,046	—	237,039,046
Schwab Target 2060 Index Fund	726,926,908	277,670,497	—	277,670,497
Schwab Target 2065 Index Fund	246,499,056	55,834,280	—	55,834,280
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Target 2010 Index Fund	$—
Schwab Target 2015 Index Fund	—
Schwab Target 2020 Index Fund	—
Schwab Target 2025 Index Fund	—
Schwab Target 2030 Index Fund	2,072,054
Schwab Target 2035 Index Fund	1,863,293
Schwab Target 2040 Index Fund	4,045,076
Schwab Target 2045 Index Fund	1,543,026
Schwab Target 2050 Index Fund	1,397,407
Schwab Target 2055 Index Fund	637,876
Schwab Target 2060 Index Fund	928,916
Schwab Target 2065 Index Fund	—
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2025. The tax basis components of distributions paid during the fiscal year ended March 31, 2025 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Target 2010 Index Fund	$1,646,616	$203,007
Schwab Target 2015 Index Fund	2,704,422	24,173
Schwab Target 2020 Index Fund	9,234,622	3,384,290
Schwab Target 2025 Index Fund	17,092,491	2,006,984
Schwab Target 2030 Index Fund	31,363,490	—
Schwab Target 2035 Index Fund	22,331,715	—
Schwab Target 2040 Index Fund	25,860,446	—
Schwab Target 2045 Index Fund	15,556,428	—
Schwab Target 2050 Index Fund	19,965,341	—
Schwab Target 2055 Index Fund	12,992,471	—
Schwab Target 2060 Index Fund	14,713,664	—
Schwab Target 2065 Index Fund	3,247,296	1,495
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended March 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund, Schwab Target 2060 Index Fund, and Schwab Target 2065 Index Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to each Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. The Board also considered that, in January 2025, Schwab Asset Management had implemented enhancements to each Fund’s real estate investment trust, U.S. large cap, international equity and emerging markets equity allocations. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s practice of waiving certain fees to prevent total annual operating expenses of each Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of each Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that the pro rata share of the fees and expenses of the underlying funds in which the Funds invest are covered by the expense limitation agreement. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because each Fund invests a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any

Schwab Target Index Funds | Semiannual Holdings and Financial Statements

Schwab Target Index Funds
economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from high fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Target Index Funds | Semiannual Holdings and Financial Statements

MFR93877-09
00318540

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable.

	(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Target Index Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	November 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	November 14, 2025